Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Line Items]
Leases

Note 16 — Leases

The Company has entered into leases for commercial office spaces and vehicles. These leases are not unilaterally cancellable by the Company, are legally enforceable, and specify fixed or minimum amounts. The leases expire at various dates through 2031 and provide for renewal options. In the normal course of business, it is expected that these leases will be renewed or replaced by leases on other properties.

The leases provide for increases in future minimum annual rental payments based on defined increases in the Consumer Price Index, subject to certain minimum increases. Also, the agreements generally require the Company to pay real estate taxes, insurance, and repairs.

Supplemental unaudited condensed consolidated balance sheet information related to leases is as follows:

	Classification	September 30, 2023	December 31, 2022
Operating lease assets	Right-of-use operating lease assets	$4,959,255	5,305,881
Finance lease assets	Property, plant and equipment, net	14,001	18,467
Total lease assets		$4,973,256	$5,324,348

Operating lease liabilities – current	Operating lease liabilities – current	$859,820	824,326
Operating lease liabilities – noncurrent	Operating lease liabilities – noncurrent	4,746,575	5,090,170
Finance lease liabilities – current	Other liabilities	7,081	7,184
Finance lease liabilities – noncurrent	Other long-term liabilities	8,821	12,959
Total lease liabilities		$5,622,297	$5,934,639

The components of lease expense are as follows:

	Classification	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Operating lease expense	Selling, general and administrative	$228,633	$241,852	$685,900	$582,449
Finance lease expense:
Amortization of finance lease assets	Selling, general and administrative	1,414	1,413	4,242	8,804
Interest on finance lease liabilities	Interest income, net	424	553	1,373	1,791
Total lease expense		$230,471	$243,818	$691,515	$593,044
	Operating Lease	Finance Lease
Maturities of lease liabilities are as follows:	September 30, 2023	September 30, 2023
2023	$212,650	$1,770
2024	892,212	7,080
2025	893,046	7,081
2026	921,273	1,770
2027	946,683	—
Thereafter	3,798,553	—
Total lease payments	7,664,417	17,701
Less: interest	(2,058,022)	(1,799)
Total lease obligations	$5,606,395	$15,902

Lease term and discount rate:

	September 30, 2023	December 31, 2022
Weighted-average remaining lease terms (in years):
Operating lease	8.0	9.0
Finance lease	2.5	3.3

Weighted-average discount rate:
Operating lease	7.8%	7.8%
Finance lease	7.8%	7.8%

Other Information:

	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows – operating leases	$355,133	$111,391
Operating cash flows – finance leases	$8,507	$1,791
Financing cash flows – finance leases	$5,375	$7,396

Leased assets obtained in exchange for new finance lease liabilities	$14,001	$18,187
Leased assets obtained in exchange for new operating lease liabilities	$—	$—

Sublease

In April 2022, the Company entered into a sublease agreement with certain local San Diego companies to sublease a portion of the Company’s 4,811 square foot expansion. The term of the sublease is six months to twelve months with fixed base rental income ranging from $2,250 to $14,500 per month. The sublease has no option for renewal or extension at the end of the sublease term.

Sublease income are as follows:

	Classification	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Sublease lease income	Other, net	$134,402	$64,750	$366,087	$84,875

Lessor

In February 2022, the Company entered into a 10 year master services agreement (“MSA”) with a certain school district for FaaS to electrify their school bus fleet. A statement of work (“SOW”) for engineering, procurement and construction (“EPC”) was also executed in conjunction with the MSA. As part of this SOW, the Company will provide electric vehicle supply equipment (“EVSE”) and related warranties, infrastructure engineering and construction, installation of EVSE, and subscription services to Nuvve’s V2G GIVe platform. The MSA has both lease and non-lease components. The lease component is the EVSE and non-lease components are the EPCs. The Company accounted for the lease components as a sale-type lease with the investment in lease of $114,865 and $97,054 at September 30, 2023 and December 31, 2022, respectively. The related interest receivable was $53,951 and $31,227 at September 30, 2023 and December 31, 2022, respectively.

Lease income are as follows:

	Classification	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Lease income	Products and services	$—	$—	$24,027	$—
Interest income	Products and services	3,797		10,228	—
Total lease income		$3,797	$—	$34,255	$—

Note 16 — Leases

The Company has entered into leases for commercial office spaces and vehicles. These leases are not unilaterally cancellable by the Company, are legally enforceable, and specify fixed or minimum amounts. The leases expire at various dates through 2031 and provide for renewal options. In the normal course of business, it is expected that these leases will be renewed or replaced by leases on other properties.

The leases provide for increases in future minimum annual rental payments based on defined increases in the Consumer Price Index, subject to certain minimum increases. Also, the agreements generally require the Company to pay real estate taxes, insurance, and repairs.

On May 16, 2021, the Company entered into a ten year lease for an additional 10,250 rentable square feet for its main office facilities in San Diego, California. The lease terms include 3% annual fixed increases in the base rental payment. Also, the lease required the Company to pay operating expenses such as utilities, real estate taxes, insurance, and repairs. The lease term commenced in December 2021. The monthly base rent will be abated for the second through and including the eleventh full calendar months of the term and the Company’s pro rata share of certain operating expenses will be abated for the first twelve full calendar months of the lease term starting with the second month of the lease term. The Company was required to provide an irrevocable, unconditional letter of credit in the amount of $380,000 to the landlord upon execution of the lease, and this amount is recorded as restricted cash. The lease has been classified as an operating lease and included in the lease tables and the related disclosures below.

On November 3, 2021, the Company entered into an amendment of its Main Office Lease to include an additional 4,811 rentable square feet in the suite adjoining its main office facilities in San Diego, California. The lease term will run concurrently with the main office lease which commenced in December 2021. The lease terms include 3% annual fixed increases in the base rental payment. The lease also requires the Company to pay operating expenses such as utilities, real estate taxes, insurance, and repairs. The lease term commenced on April 15, 2022, and the Company will receive two months of rental abatement to the base rent. The Company was required to provide an additional letter of credit in the amount of $100,000 to the landlord upon commencement of the lease, and this amount is recorded as restricted cash.

In July 2022, the Company entered into a lease agreement in Westland, Michigan for 10,000 square feet of warehouse space for the purpose of having its own controlled warehouse facility for its finished inventories. The term of the lease is 36 months with a fixed rent of $5,625 per month. There is an option to renew the lease for an additional 36 months, and it is probable that the Company will exercise the renewal option. There is no option to purchase the premises at lease termination.

Supplemental consolidated balance sheet information related to leases is as follows:

	Classification	December 31, 2022	December 31, 2021
Operating lease assets	Right-of-use operating lease assets	$5,305,881	$3,483,042
Finance lease assets	Property and equipment, net	18,467	25,664
Total lease assets		$5,324,348	$3,508,706

Operating lease liabilities – current	Operating lease liabilities – current	$824,326	41,513
Operating lease liabilities – noncurrent	Operating lease liabilities – noncurrent	5,090,170	3,441,642
Finance lease liabilities – current	Other liabilities – current	7,184	7,634
Finance lease liabilities – noncurrent	Other long-term liabilities	12,959	18,860
Total lease liabilities		$5,934,639	$3,509,649

The components of lease expense are as follows:

	Classification	Year Ended December 31, 2022	Year Ended December 31, 2021
Operating lease expense	Selling, general and administrative	$811,082	$219,712
Finance lease expense:
Amortization of finance lease assets	Selling, general and administrative	5,594	2,998
Interest on finance lease liabilities	Interest expense	2,248	3,636
Total lease expense		$818,924	$226,346
	Operating Lease	Finance Lease
Maturities of lease liabilities are as follows:	December 31, 2022	December 31, 2022
2023	$860,418	$7,184
2024	892,212	7,184
2025	893,046	7,184
2026	921,273	1,796
2027	946,683	—
Thereafter	3,798,554	—
Total lease payments	8,312,186	23,348
Less: interest	(2,397,690)	(3,205)
Total lease liabilities	$5,914,496	$20,143

Lease term and discount rate:

	December 31, 2022	December 31, 2021
Weighted-average remaining lease terms (in years):
Operating lease	9.0	9.9
Finance lease	3.3	4.5

Weighted-average discount rate:
Operating lease	7.8%	7.8%
Finance lease	7.8%	7.8%

Other Information:

	Years Ended December 31, 2022	Years Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$202,844	$100,292
Operating cash flows from finance leases related to interest expense	$2,248	$3,636
Financing cash flows from finance leases	$9,691	$5,839

Leased assets obtained in exchange for new finance lease liabilities	$18,467	$25,664
Leased assets obtained in exchange for new operating lease liabilities	$—	$—

Sublease

In April 2022, the Company entered into a sublease agreement with certain local San Diego companies to sublease a portion of the Company’s 4,811 square foot expansion. The term of the sublease is six months to twelve months with fixed base rental income ranging from $2,250 to $14,500 per month. The sublease has no option for renewal or extension at the end of the sublease term.

Sublease income are as follows:

	Classification	Year Ended December 31, 2022	Year Ended December 31, 2021
Sublease lease income	Other, net	$143,192	$—

Lessor

In 2022, the Company entered into a 10 years master services agreement (“MSA”) with a certain school district for FaaS to electrify their school bus fleet. A statement of work (“SOW”) for engineering, procurement and construction (“EPC”) was also executed in conjunction with the MSA. As part of this SOW, the Company will provide electric vehicle supply equipment (“EVSE”) and related warranties, infrastructure engineering and construction, installation of EVSE, and subscription services to Nuvve’s V2G GIVe platform. The MSA has both lease and non-lease components. The lease component is the EVSE and non-lease components are the EPCs. The Company accounted for the lease components as a sale-type lease with the investment in lease of $97,054 at December 31, 2022.

Lease income are as follows:

	Classification	Year Ended December 31, 2022	Year Ended December 31, 2021
Lease income	Products and services	$99,981	$—
Interest income	Products and services	3,341	—
Total lease income		$103,322	$—